Revenue - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 2,503	$ 1,292
Additions	2,577	1,211
Write-offs, net of recoveries	2,510	0
Ending balance	$ 2,570	$ 2,503